Fair value measurements - Items Other Than Those Recognized at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Short-term investments	$ 580,026	$ 1,038,037
Investments held-to-maturity	2,671,040	2,976,709
Other real estate owned, net	0	450
Carrying amount | Nonrecurring | Level 1
Financial assets
Cash and cash equivalents	1,998,112	1,646,648
Short-term investments	580,026	1,038,037
Carrying amount | Nonrecurring | Level 2
Financial assets
Securities purchased under agreements to resell	1,205,373	187,274
Investments held-to-maturity	3,240,290	3,461,097
Loans, net of allowance for credit losses	4,473,591	4,745,849
Other real estate owned, net	0	450
Financial liabilities
Term deposits	4,478,257	3,727,794
Securities sold under agreements to repurchase	92,562	0
Long-term debt	98,725	98,490
Fair value | Nonrecurring | Level 1
Financial assets
Cash and cash equivalents	1,998,112	1,646,648
Short-term investments	580,026	1,038,037
Fair value | Nonrecurring | Level 2
Financial assets
Securities purchased under agreements to resell	1,205,373	187,274
Investments held-to-maturity	2,671,040	2,976,709
Loans, net of allowance for credit losses	4,433,872	4,700,532
Other real estate owned, net	0	450
Financial liabilities
Term deposits	4,482,978	3,732,610
Securities sold under agreements to repurchase	92,562	0
Long-term debt	98,361	96,145
Appreciation / (depreciation) | Nonrecurring | Level 1
Financial assets
Cash and cash equivalents	0	0
Short-term investments	0	0
Appreciation / (depreciation) | Nonrecurring | Level 2
Financial assets
Securities purchased under agreements to resell	0	0
Investments held-to-maturity	(569,250)	(484,388)
Loans, net of allowance for credit losses	(39,719)	(45,317)
Other real estate owned, net	0	0
Financial liabilities
Term deposits	(4,721)	(4,816)
Securities sold under agreements to repurchase	0	0
Long-term debt	$ 364	$ 2,345